Equity (Sound Concepts Inc.)	12 Months Ended
Dec. 31, 2018
Equity

9.	COMMON STOCK

The following were Common Stock transactions during the year ended December 31, 2018:

Shares Issued from Stock Subscription – The Company issued stock subscription to investors. For the year ended December 31, 2018, the Company issued 1,163,938 shares of Common Stock for net proceeds of $2,979,000. The proceeds were used to pay off debt and for operations.

Shares Issued for Services – During the year ended December 31, 2018, the Company issued 319,345 shares of Common Stock to employees and vendors for services rendered with a fair value of $1,545,000. These shares of Common Stock were valued based on market value of the Company’s stock price at the date of grant or agreement. Included in these issuances were 300,000 shares of Common Stock with a fair value of $1,539,000 granted to officers and a director of the Company for services rendered.

Shares Issued from Conversion of Note Payable – During the year ended December 31, 2018, the Company issued 1,243,189 shares of Common Stock upon conversion of notes payable and accrued interest. See Notes 4, Notes Payable, 5, Notes Payable – Related Parties, and 6, Notes Payable, to these audited consolidated financial statements.

Shares Issued Upon Issuance of Convertible Note – In October 2018, the Company granted a note holder 96,667 shares of Common Stock with a fair value of $595,000 as an inducement for the issuance of a note payable. See Note 6, Convertible Notes Payable, to these audited consolidated financial statements.

Shares Issued for Accrued Officer’s Salary – On March 28, 2018, the Company converted $582,000 of the Chief Executive Officer’s accrued salary into 27,148 shares of Common Stock with a fair value of $582,000 at the date of conversion.

Shares Issued Upon Exercise of Put Option – In January and February 2018, the Company provided put notices to Kodiak and issued 203,207 shares of Common Stock in exchange for cash of $1,000,000. See Note 6, Convertible Notes Payable, to these audited consolidated financial statements. As part of the put option agreement, the Company also granted Kodiak the prorated warrants to purchase up to 133,333 shares of Common Stock at $3.75 per share.

Shares Repurchased. For the year ended December 31, 2018, the Company repurchased 46,666 shares of Common Stock from investors for $20,000.

The following were Common Stock transactions during the year ended December 31, 2017:

Shares Issued from Stock Subscription –For the year ended December 31, 2017, the Company issued 745,476 shares of Common Stock for net proceeds of $796,000. As part of the offering, the Company granted an investor warrants to purchase 6,667 shares of Common Stock. The exercise price of the warrants is $6.00 per share, with an expiration date of May 21, 2019, and fully vested on the grant date.

Shares Issued for Services – For the year ended December 31, 2017, the Company issued 552,029 shares of Common Stock to vendors for services rendered and recorded stock compensation expense of $1,647,000. In addition, the Company granted two of its officers and its lead director a total of 30,000 shares of Common Stock for services rendered since January 1, 2017 through the date of grant in March 2018. Approximately $441,000 has been recognized as part of stock compensation expense related to this award for the year ended December 31, 2017.

Shares Issued for Preferred Stock - During the year ended December 31, 2017, the Company redeemed 630,000 shares of Series A Preferred stock with a value of $630,000 in exchange for 190,800 shares of Common Stock with a fair value of $304,000. See Note 7, Convertible Series A Preferred Stock, to these audited consolidated financial statements.

Shares Issued for Conversion of Debt - During the year ended December 31, 2017, the Company issued 68,413 shares of Common Stock with fair value of $182,000, as settlement of a note payable.

Shares Issued as Part of Put Notice – In November 2017, the Company issued a put notice to Kodiak and issued 43,745 shares of Common Stock in exchange for cash of $50,000. In addition, the Company also issued Kodiak the prorated warrants to purchase up to 6,667 shares of Common Stock at an exercise price of $3.75 per share.

Shares Issued for Accounts Payable - The Company amended an agreement with a vendor and issued 26,667 shares of Common Stock as full and final payment to the vendor on accounts payable owed of $30,000. The fair value of the shares was $56,000 at the date of issuance, and as such, the Company recorded a loss on debt extinguishment of $26,000.

Shares Issued with Note Payable – In June 2017, as part of a note issuance, the Company granted the note holder 3,333 shares of Common Stock with a fair value of $13,000.

Sound Concepts, Inc. [Member]
Equity

Note 9. Equity

The Company is authorized to issue 126,000 shares of common stock, $0.001 par value per share of which 122,000 shares are currently issued and outstanding as of November 30, 2018, December 31, 2017 and 2016, respectively.

During the year ended December 31, 2011, the Company purchased back 6,000 shares of common stock from a prior owner at $74.17 per share or $445,000.